Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Property, plant and equipment

	Land		Buildings		Plant and equipment (1)		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2021	₹	3,815	₹	39,414	₹	110,855	₹	20,692	₹	418	₹	175,194
Additions		1,031		1,676		19,411		2,384		7		24,509
Additions through Business combinations		-		-		370		335		3		708
Disposals		(30)		(440)		(7,863)		(826)		(115)		(9,274)
Translation adjustment		(3)		36		698		60		4		795
As at March 31, 2022	₹	4,813	₹	40,686	₹	123,471	₹	22,645	₹	317	₹	191,932
Accumulated depreciation/ impairment:
As at April 1, 2021	₹	-	₹	8,785	₹	85,040	₹	15,089	₹	397	₹	109,311
Depreciation and impairment		-		1,536		12,305		2,141		10		15,992
Disposals		-		(346)		(7,451)		(725)		(112)		(8,634)
Translation adjustment		-		28		571		52		2		653
As at March 31, 2022	₹	-	₹	10,003	₹	90,465	₹	16,557	₹	297	₹	117,322
Capital work-in-progress											₹	16,288
Net carrying value including Capital work-in-progress as at March 31, 2022											₹	90,898

Gross carrying value:
As at April 1, 2022	₹	4,813	₹	40,686	₹	123,471	₹	22,645	₹	317	₹	191,932
Additions		40		7,269		12,191		4,881		7		24,388
Additions through Business combinations		-		7		357		6		3		373
Disposals		(3)		(435)		(20,016)		(1,799)		(168)		(22,421)
Translation adjustment		10		173		1,729		171		2		2,085
As at March 31, 2023	₹	4,860	₹	47,700	₹	117,732	₹	25,904	₹	161	₹	196,357
Accumulated depreciation/ impairment:
As at April 1, 2022	₹	-	₹	10,003	₹	90,465	₹	16,557	₹	297	₹	117,322
Depreciation and impairment		-		1,217		13,305		2,394		10		16,926
Disposals		-		(395)		(19,655)		(1,621)		(163)		(21,834)
Translation adjustment		-		102		1,386		118		1		1,607
As at March 31, 2023	₹	-	₹	10,927	₹	85,501	₹	17,448	₹	145	₹	114,021
Capital work-in-progress											₹	6,323
Net carrying value including Capital work-in-progress as at March 31, 2023											₹	88,659

(1)
Including net carrying value of computer equipment and software amounting to ₹ 25,162 and ₹ 22,425, as at March 31, 2022 and 2023, respectively.